Document and Entity Information	Oct. 22, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Oct. 22, 2026
Entity Registrant Name	CSB Financial Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	000-56866
Entity Tax Identification Number	41-4994538
Entity Address, Address Line One	503 West Plane Street
Entity Address, City or Town	Bethel
Entity Address State Or Province	OH
Entity Address, Postal Zip Code	45106
City Area Code	513
Local Phone Number	734-4445
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0002114521
Amendment Flag	false
Current Fiscal Year End Date	--12-31